ANALYSIS OF OPERATING SEGMENTS - Revenue from contracts with customers (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 COP ($)
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ 13,579,396
Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	11,838,660
Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	1,740,736
Banco de Bogota S.A.
Disclosure of operating segments [line items]
Revenue from contracts with customers	4,530,757
Banco de Bogota S.A. | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	3,374,159
Banco de Bogota S.A. | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	1,156,598
Banco de Occidente S.A.
Disclosure of operating segments [line items]
Revenue from contracts with customers	582,571
Banco de Occidente S.A. | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	456,047
Banco de Occidente S.A. | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	126,524
Banco Popular S.A.
Disclosure of operating segments [line items]
Revenue from contracts with customers	262,703
Banco Popular S.A. | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	190,613
Banco Popular S.A. | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	72,090
Banco Comercial AV Villas S.A.
Disclosure of operating segments [line items]
Revenue from contracts with customers	281,761
Banco Comercial AV Villas S.A. | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	122,614
Banco Comercial AV Villas S.A. | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	159,147
Corporacion Financiera Colombiana S.A.
Disclosure of operating segments [line items]
Revenue from contracts with customers	7,770,108
Corporacion Financiera Colombiana S.A. | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	7,602,668
Corporacion Financiera Colombiana S.A. | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	167,440
All other segments
Disclosure of operating segments [line items]
Revenue from contracts with customers	437,292
All other segments | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	595
All other segments | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	436,697
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	(285,796)
Elimination of intersegment amounts [member] | Goods or services transferred at point in time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers, other	91,964
Elimination of intersegment amounts [member] | Goods or services transferred over time [member]
Disclosure of operating segments [line items]
Revenue from contracts with customers	$ (377,760)